Revenue from contract with customers	12 Months Ended
Dec. 31, 2024
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Revenue from contract with customers	Revenue from contract with customers
Disaggregation of revenue
The Company distinguishes between revenue recognized over time and revenue recognized at a point in time.
The table below presents revenue by service contract type and the timing of performance obligation satisfaction (in thousands):

	Year ended December 31,
	2024	2023
Type of service (1)
Social casino game	$308,279	$304,602
Geographical market (1)
U.S.	269,481	267,721
International	38,798	36,881
Total	$308,279	$304,602
Timing of revenue recognition (1)
Over the time	307,608	304,094
At a point in time	671	508
Total	$308,279	$304,602
(1)iGaming revenues are excluded, and amounted to $33,051 thousand in 2024 and $4,262 thousand in 2023.
The following table disaggregates revenue between mobile and web platforms (in thousands):

	Year ended December 31,
	2024	2023
Mobile	$230,342	$232,485
Web	77,937	72,117
Total (1)	$308,279	$304,602
(1)iGaming revenues are excluded, and amounted to $33,051 thousand in 2024 and $4,262 thousand in 2023.
22.2 Contract assets, contract liabilities with customers
The following table summarizes our opening and closing balances in contract assets and contract liabilities (in thousands):

	December 31, 2024	December 31, 2023	January 1, 2023
Contract assets (1)	$526	$756	$728
Contract liabilities (2)	1,754	2,520	2,426
(1)Contract assets are included within prepaid expenses and other assets in our consolidated financial position.
(2)The amount of revenue recognized during the current year from the contract liabilities balance at the beginning of the reporting period is respectively $2,520 thousand in 2024 and $2,426 thousand in 2023.